Harbor International Core Fund Expense Example - Harbor International Core Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,052
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,146
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	$ 1,537